Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2019	Sep. 23, 2019	Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	innovation Pharmaceuticals Inc.
Entity Central Index Key	0001355250
Document Type	POS AM
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Common Stock Shares Outstanding		211,591,752
Entity Public Float			$ 16,326,577